Consolidated Balance Sheets (Parentheticals) - $ / shares $ / shares in Thousands	Dec. 31, 2016	Dec. 31, 2015
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, shares issued (in shares)	153,045,408	147,330,917
Common stock, shares outstanding (in shares)	153,045,408	147,330,917